Capital Commitments	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Capital Commitments

NOTE 22. CAPITAL COMMITMENTS

At December 31, 2020, the Corporation had commitments to purchase property, plant and equipment totaling $113 million (2019 – $113 million). Payments of $24 million for these commitments are expected to be made in 2021, $53 million in 2022 and $36 million in 2023.